GAIN FROM DERECOGNITION OF LIABILITIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gain from derecognition of liabilities	¥ 0	¥ 15,226
Suzhou Wenjian
Gain from derecognition of liabilities		9,150
Other Creditors
Gain from derecognition of liabilities		¥ 6,076
Other Creditors | Minimum
Aging of payables		3 years
Other Creditors | Maximum
Aging of payables		7 years